Schedule of research and development expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	$ 247,025	$ 129,424	$ 596,608	$ 459,940
Dror Ortho Design Ltd [Member]
Development					$ 615,047	$ 143,275
Consulting					60,048	136,825
Professional services					48,132	63,647
Other						7,183
Total					$ 723,227	$ 350,930